Income taxes (Tables)	6 Months Ended
Dec. 31, 2024
Income taxes
Schedule of income tax expense

	Three Months Ended December 31,		Six Months Ended December 31,
(in %)	2023	2024	2023	2024
Effective tax rate	2.7%	(4.3)%	12.1%	21.1%